Borrowings - Schedule of Borrowings of the Company (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Borrowings of the Company [Line Items]
Total Notes Payable	$ 13,081,016	$ 13,381,016	$ 14,669,280
Less: Debt Issuance Costs	(101,587)	(140,082)	(398,324)
Borrowings	12,979,429	13,240,934	14,270,956
Silverview Loan [Member]
Schedule of Borrowings of the Company [Line Items]
Total Notes Payable			12,250,000
Senior Notes [Member] | Silverview Loan [Member]
Schedule of Borrowings of the Company [Line Items]
Total Notes Payable	10,382,438	10,682,438	12,250,000
Senior Notes [Member] | PPP Loan [Member]
Schedule of Borrowings of the Company [Line Items]
Total Notes Payable	2,269,456	2,269,456	2,269,456	$ 2,269,456
Senior Notes [Member] | COVID19 TTS Loan [Member]
Schedule of Borrowings of the Company [Line Items]
Total Notes Payable	39,247	39,247
Senior Notes [Member] | City of Eugene [Member]
Schedule of Borrowings of the Company [Line Items]
Total Notes Payable	$ 389,875	$ 389,875